United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: June 30, 2008

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	July 16, 2008

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		51

Form 13F Information Table Value Total:		$103,723,259.05



                                     	Class	        		 Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol  		 X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB               	19611	4888	0	0	SOLE	0	4888	0	0
Marathon Oil Corporation             	COM	MRO                	7935	152970	0	0	SOLE	0	152970	0	0
Southwest Airlines Co                	COM	LUV                	3914	300164	0	0	SOLE	0	300164	0	0
Intl Business Machines Corp.         	COM	IBM                	3878	32716	0	0	SOLE	0	32716	0	0
Electronic Data Sys Corp             	COM	EDS                	3820	155041	0	0	SOLE	0	155041	0	0
Partnerre Ltd                        	COM	PRE                	3463	50087	0	0	SOLE	0	50087	0	0
Pfizer Incorporated                  	COM	PFE                	3388	193922	0	0	SOLE	0	193922	0	0
U S G Corporation New                	COM	USG                	3161	106892	0	0	SOLE	0	106892	0	0
Verizon Communications               	COM	VZ                 	3057	86366	0	0	SOLE	0	86366	0	0
General Electric Company             	COM	GE                 	3014	112912	0	0	SOLE	0	112912	0	0
Microsoft Corp                       	COM	MSFT               	2751	99989	0	0	SOLE	0	99989	0	0
Unumprovident Corp                   	COM	UNM                	2626	128432	0	0	SOLE	0	128432	0	0
Home Depot Inc                       	COM	HD                 	2505	106946	0	0	SOLE	0	106946	0	0
Bp P.L.C.                            	COM	BP                 	2442	35096	0	0	SOLE	0	35096	0	0
Sprint Nextel Corporation            	COM	S                  	2417	254397	0	0	SOLE	0	254397	0	0
A T & T Inc. New                     	COM	T                  	2394	71060	0	0	SOLE	0	71060	0	0
Auto Data Processing                 	COM	ADP                	2071	49423	0	0	SOLE	0	49423	0	0
Ford Motor Company                   	COM	F                  	2055	427311	0	0	SOLE	0	427311	0	0
Hewlett-Packard Company              	COM	HPQ                	1930	43662	0	0	SOLE	0	43662	0	0
General Motors Corp                  	COM	GM                 	1880	163438	0	0	SOLE	0	163438	0	0
Handleman Company                    	COM	HDLM               	1801	1000488	0	0	SOLE	0	1000488	0	0
Citigroup                            	COM	C                  	1750	104421	0	0	SOLE	0	104421	0	0
Whirlpool Corp                       	COM	WHR                	1727	27975	0	0	SOLE	0	27975	0	0
Merck & Co Inc                       	COM	MRK                	1713	45447	0	0	SOLE	0	45447	0	0
J P Morgan Chase & Co.               	COM	JPM                	1621	47259	0	0	SOLE	0	47259	0	0
Dell, Inc.                           	COM	DELL               	1596	72940	0	0	SOLE	0	72940	0	0
Unisys Corp                          	COM	UIS                	1463	370437	0	0	SOLE	0	370437	0	0
Chicos Fas Inc                       	COM	CHS                	1342	249920	0	0	SOLE	0	249920	0	0
Lowes Companies Incorporated         	COM	LOW                	1270	61220	0	0	SOLE	0	61220	0	0
Morgan Stanley                       	COM	MS                 	1197	33199	0	0	SOLE	0	33199	0	0
Apache Corp                          	COM	APA                	1187	8538	0	0	SOLE	0	8538	0	0
Intel Corp                           	COM	INTC               	1165	54258	0	0	SOLE	0	54258	0	0
Exxon Mobil Corporation              	COM	XOM                	881	9996	0	0	SOLE	0	9996	0	0
Comerica Incorporated                	COM	CMA                	838	32695	0	0	SOLE	0	32695	0	0
Johnson & Johnson                    	COM	JNJ                	809	12575	0	0	SOLE	0	12575	0	0
Sears Holdings Corp                  	COM	SHLD               	639	8675	0	0	SOLE	0	8675	0	0
Liz Claiborne, Inc.                  	COM	LIZ                	613	43350	0	0	SOLE	0	43350	0	0
Quantum Cp Dlt & Storag              	COM	QTM                	569	421300	0	0	SOLE	0	421300	0	0
Wyeth                                	COM	WYE                	566	11798	0	0	SOLE	0	11798	0	0
Washington Mutual Inc                	COM	WM                 	544	110314	0	0	SOLE	0	110314	0	0
Omnicom Group Inc                    	COM	OMC                	490	10918	0	0	SOLE	0	10918	0	0
Potash Corp Sask Inc                 	COM	POT                	457	2000	0	0	SOLE	0	2000	0	0
Philip Morris Intl Inc               	COM	PM                 	297	6016	0	0	SOLE	0	6016	0	0
Johnson Controls Inc                 	COM	JCI                	273	9535	0	0	SOLE	0	9535	0	0
Stryker Corp                         	COM	SYK                	254	4045	0	0	SOLE	0	4045	0	0
D T E Energy Company                 	COM	DTE                	238	5607	0	0	SOLE	0	5607	0	0
N E C Corp Adr       Xxx             	COM	629050204		66	12490	0	0	SOLE	0	12490	0	0
Itv Plc Ord                          	COM	ITVPF              	25	28260	0	0	SOLE	0	28260	0	0
Hyperdynamics Corp                   	COM	HDY                	17	10000	0	0	SOLE	0	10000	0	0
Travelstar Inc                       	COM	TVLSE              	3	30000	0	0	SOLE	0	30000	0	0
Delphi Corporation                   	COM	DPHIQ              	1	10000	0	0	SOLE	0	10000	0	0